Lease - Aggregate future minimum rental payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Aggregate future minimum rental payments under non cancelable agreement
2023	¥ 48,721
2024	21,738
2025	12,473
2026	8,017
Total minimum lease payment	90,949
Less: imputed interest	(5,026)
Total lease liabilities	¥ 85,923	¥ 184,814